Significant accounting policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2020
Fixed plant and related components and infrastructure [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Units of production over life of mine
Mobile and other mine equipment components [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 to 12 years
Computer equipment and software [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Right-of-use assets [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Straight-line over lease term